UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187
PAX WORLD FUNDS TRUST II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management LLC
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: 06/30/10
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Annual Report to Shareholders

Letter to Shareholders	1
Sustainability Update	3
Portfolio Highlights	6
Shareholder Expense Examples	6
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16

For More Information

General Fund Information 888.729.3863 www.esgshares.com	Transfer Agent and Custodian State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

Investment Adviser Pax World Management LLC 30 Penhallow Street, Suite 400 Portsmouth, NH 03801

Letter to Shareholders

By Joseph Keefe, President & CEO

Dear fellow shareholders,

As I write in late July, 2010, financial markets continue to perplex and frustrate most observers. All was going reasonably well until May 6, when the Dow Jones Industrial Average (DJIA) fell over 1,000 points in mid-day trading. Although some ascribed the sudden fall to a “fat finger” mistake by a careless trader, and the index went on to recover more than half of the loss by the day’s close, financial markets have been in a funk ever since. On May 18, 2010, we launched the ESG Shares® North America Sustainability Index ETF (NASI). However, in May and June alone, the S&P 500 fell by 12.8%, and the market continues to be volatile, and seemingly directionless.

Equities in particular have taken a tumble, as investors stay on the sidelines or retreat to the relative safety of bonds. And, of course, high unemployment continues to be a huge drag on the economy, not to mention a terrible burden for those people who find themselves out of work. Yet, it has been reported that American corporations are sitting on record amounts of cash. With strong balance sheets and corporate budget season approaching, perhaps we will begin to see some of that cash deployed as we enter 2011, which could give the economy a much-needed lift. We shall have to wait and see.

In the meantime, our investment management team at Pax World is cautiously optimistic about the near term. Clearly, we are still in a bear market of sorts, but there are positive signs on the horizon.

We remain convinced, as well, that a Sustainable Investing approach is the right one for today’s markets: focusing on the long term and investing in companies with more sustainable business models. In the wake of a serious financial crisis and recession set in motion by excessive risk taking and leverage by some of our nation’s largest financial institutions, there is an urgent need for economic and investment strategies that are focused on long-term value creation rather than short-term profits derived from speculative bubbles and financial engineering. Investors need financial strategies that are sustainable in the true sense of the term — the creation of durable, enduring value. At Pax World, we are committed to delivering such strategies to our investors — including investors in our new ESG Shares® North America Sustainability Index ETF (NASI).

It also seems clear that, over the next few decades, market capitalism will need to undergo a Sustainability Revolution equal in significance to the Industrial Revolution that ushered in the modern period. In order for this to happen, corporate behavior, market behavior and investor behavior will need to change. In each case, they will need to become more sustainable — which means, among other things, to behave in a way that is more focused on the long term. Moreover, the transition from an industrial age economy powered by coal and oil to a sustainable economy powered by clean energy and new technologies will unleash a new era of economic and investment opportunities. Sustainable investing, in Pax World’s view, is not only a strategy to hasten this historic transformation, but also to harvest the investment returns associated with it.

So, what we are trying to do — in all of our funds — is to fashion investment strategies that are both post-Financial Crisis and post-Sustainability Crisis: sound, long-term investment strategies for long-term investors.

We also continue to offer new products and services for investors. This includes, of course, the North America Sustainability Index ETF (NASI), the first of three ETFs we plan to launch in a series called ESG Shares®, the first family of ETFs devoted exclusively to a Sustainable Investing approach. It also includes our new ESG Managers™ Portfolios*, a family of asset allocation funds with strategic allocation, manager selection and portfolio construction performed by Morningstar Associates.

Finally, you will note from Julie Gorte’s report herein that we have been active on the shareholder advocacy and public policy fronts as well, working on issues ranging from promoting gender equality on corporate boards to “say on pay” resolutions to weighing in on financial regulatory reform.

We have been very active over the first six months of 2010. We have encountered some short-term turbulence in the markets, to be sure, but we remain convinced that a Sustainable Investing approach — one that integrates environmental, social and governance (ESG) factors into investment analysis and decision making — will best serve our shareholders over the long term while also best serving society and the planet.

As always, please let us know if there is anything we can do to better serve you.

Sincerely,

Joseph F. Keefe
President & CEO

*	You should consider ESG Managers™ Portfolios’ investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus by calling 800.767.1729. Please read it carefully before investing. Distributed by ALPS Distributors, Inc.

Sustainable Investing

Sustainability Update

By Julie Gorte, Ph.D, Senior Vice President for Sustainable Investing

Pax World just wrapped up its shareholder advocacy season, and we have a lot of progress to report. We filed or co-filed eight shareholder resolutions for the spring annual meeting season, focusing on corporate governance and executive compensation, environmental performance and reporting, and corporate political contributions. Two of the shareholder proposals that Pax World co-filed achieved majority support from shareholders, indicating broad agreement among investors with the principles outlined in Pax World’s requests. We also opened several fronts on our advocacy of gender equality.

Corporate Governance.  Shareholder interest in executive compensation continues to be a focus, as the system is still deeply flawed. In our shareholder advocacy, Pax World focused on giving shareholders a say on executive compensation and independent board leadership, while our public policy advocacy focused on shareholder rights, such as proxy access and improved disclosures in proxy statements.

Pax World filed or co-filed five shareholder resolutions requesting an advisory vote on executive compensation, or Say on Pay, resolutions, and withdrew three of them after the companies involved (Terex Corp., where Pax was the lead filer; PepsiCo, which we co-filed with Needmor; and Procter & Gamble, which we co-filed with Walden Asset Management) agreed to implement or make substantive progress on the issue. The other two proposals were voted on and received majority shareholder support: Target Corp (co-filed with Responsible Wealth/United for a Fair Economy) and EMC Corp (co-filed with the Unitarian Universalist Association).

Pax World also filed two resolutions calling for an independent chairman of the board; one (XTO Energy) was made moot by a corporate acquisition, and the other (Union Pacific) received over 20 percent support — a strong showing for a first-year proposal. While this may sound somewhat arcane, independent leadership and diverse perspectives are extraordinarily important for boards of directors. Having a board, especially the chairman of the board, that is truly independent of management is one of the most important properties of good governance.

Pax World also believes that corporate political contributions are important signals about the quality of corporate governance. A resolution filed by Pax World at CVS Caremark calling for greater board scrutiny and reporting of political and trade association spending received shareholder support of 41 percent, which Pax believes is a sign that shareholder concern regarding corporate political contributions is rising. This is particularly important now, in the wake of a recent Supreme Court decision — Citizens United vs. FEC — that enables corporations to significantly expand political spending.

Pax World also sent letters to members of the U.S. House of Representatives, U.S. Senate, and White House in support of key provisions of the financial reform bill, including proxy access. Proxy access is the term used to describe the rules by which shareholders can nominate board members. While it is possible to do so now, it is extraordinarily difficult, as companies are not required to put shareholder nominees on their own ballots, so nominating alternative board candidates usually means sending an alternative ballot to all shareholders, which costs enough that it is very rarely done. The financial reform bill included a provision that allowed shareholders with a specified percentage of the company’s equity to nominate board candidates, and have those nominees appear on the company’s own ballot. It was enormously gratifying to see that proxy access was included in the bill that President Obama signed in July 2010.

Gender Equality and Women’s Empowerment.  Pax World’s other major focus during the first half of 2010 was on gender equality. Pax World always votes against or withholds proxy votes from all slates of directors that include no women; during the 2010 proxy season, this included board slates of 74 companies. We follow up on each of these abstentions or votes against all-male slates with a letter to the company’s board chair and CEO explaining the reason for its opposition, and includes model nominating committee charter language that makes diversity part of every director search. Some companies respond: thus far, four companies have written back to us saying, variously, that they have added a woman to their boards or revised nominating committee charters to include gender diversity in all director searches, or in some cases just to say that they also believe in gender diversity on boards. The chair of one company’s nominating committee even visited us in Portsmouth for a discussion of board diversity. While the response rate is not large, it is better than it was: I have personally been working on board diversity for nearly a decade, and it took several years before I got a single response. Things are looking up, even if the sea change we think is coming (and are working for) hasn’t quite arrived yet.

To further encourage gender equality and women’s empowerment, Pax World is also co-leading an investor initiative, in collaboration with the United Nations Principles for Responsible Investment (UNPRI), Calvert and other institutional investors, focusing on gender diversity in corporate leadership. The goal of the engagement, which targets companies in ten countries in North and South America and Europe, is to encourage the representation of women on boards of directors and in senior management and to promote greater disclosure by companies on the topic of gender equality.

Pax World also recently encouraged companies worldwide to endorse and take steps to implement the Women’s Empowerment Principles, a joint initiative of the United Nations Development Fund for Women (UNIFEM) and the United Nations Global Compact (UNGC) that include a comprehensive menu of actions to empower women through corporate action. Pax World sent letters to the chief executive officers of all companies held in its Global Women’s Equality Fund urging them to embrace these principles. Those letters went out very recently, but already we have received encouraging responses from some of the companies we sent them to. Pax World President and CEO Joe Keefe also sent a CEO Statement of Support for the Women’s Empowerment Principles to UNIFEM and UNGC.

One of the lessons my wise Irish grandmother taught me was that you really should eat your own cooking. Gender equality isn’t just something we ask others to do — it’s something we really do. Accurate figures are elusive, but there are various estimates that the number of women who manage funds is somewhere in the neighborhood of 10%. At Pax, it’s 50%. Catalyst, in a June 2010 report on women in business, reported that 13.5% of executive officers in Fortune 500 companies were women.1 At Pax, half the people who sit on the senior management committee with our company’s CEO are women. Half of our sales force are women too — I don’t think there are too many mutual fund companies that can say that. It is deeply reassuring, when we conduct our advocacy and engagement, to know that we try very hard to practice what we preach.

[1]	Catalyst, “U.S. Women in Business,” June 2010, posted at http://www.catalyst.org/publication/132/us-women-in-business.

ESG Shares North America Sustainability Index ETF	June 30, 2010

Portfolio Highlights

Returns — Period ended June 30, 2010

Total Return
Since Inception(1)

NAV Return(2)	(7.88)%
Market Value Return(2)	(7.80)%
FTSE KLD North America Sustainability Index(3)	(8.41)%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted.

(1)	The Fund’s inception date is May 18, 2010.

(2)	The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

(3)	FTSE KLD North America Sustainability Index (NASI) measures the performance of securities of issuers organized or operating in North America, selected initially and adjusted annually using a KLD Research & Analytics, Inc. proprietary method. The selection process takes into account environmental, social and governance (ESG) performance, as well as sector and size. One cannot invest directly in an index.

Shareholder Expense Examples

Examples As a shareholder of the ESG Shares North America Sustainability Index ETF, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees (if applicable); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on May 19, 2010 and ending on June 30, 2010.

Actual Expenses The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

ESG Shares North America Sustainability Index ETF	June 30, 2010

Portfolio Highlights — (continued)

under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
	(5/19/10)	(6/30/10)	Expense Ratio	During Period(1)

Based on Actual Fund Return	$1,000.00	$921.20	0.50%	$0.57
Based on Hypothetical 5% Return	$1,000.00	$1,005.30	0.50%	$0.59

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period beginning on May 19, 2010 and ending on June 30, 2010).

Asset Allocation

Percent of Investments

Common Stocks	96.1%
Money Market Funds	3.8%
Other Assets &Liabilities	0.1%

Total Investments	100.0%

ESG Shares North America Sustainability Index ETF	June 30, 2010

Portfolio Highlights — (continued)

Top Ten Holdings

Company	Percent of Net Assets

Procter & Gamble Co.	3.9%
Johnson & Johnson	3.6%
International Business Machines Corp.	3.5%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.7%
Intel Corp.	2.4%
Google, Inc. (Class A)	2.4%
Hewlett-Packard Co.	2.2%
PepsiCo, Inc.	2.2%
McDonald’s Corp.	1.6%

Total	27.4%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets

Financials	20.2%
Information Technology	18.0%
Consumer Discretionary	10.8%
Consumer Staples	10.6%
Health Care	10.5%
Industrials	10.3%
Energy	6.7%
Materials	4.4%
Utilities	3.3%
Telecommunication Services	1.3%
Other	3.9%

Total Net Assets	100.0%

Geographical Diversification

Country	Percent of Net Assets

Canada	14.5%
United States	85.4%
Other Assets & Liabilities	0.1%

Total Net Assets	100.0%

ESG Shares North America Sustainability Index ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 10.8%
Amazon.com, Inc.(a)	172	$18,793
Astral Media, Inc.	28	945
AutoZone, Inc.(a)	20	3,864
Bed Bath & Beyond, Inc.(a)	136	5,043
Best Buy Co., Inc.	216	7,314
BorgWarner, Inc.(a)	60	2,240
Canadian Tire Corp., Ltd. (Class A)	40	1,997
Coach, Inc.	164	5,994
Darden Restaurants, Inc.	72	2,797
Family Dollar Stores, Inc.	72	2,714
Genuine Parts Co.	82	3,235
Gildan Activewear, Inc.(a)	62	1,781
Groupe Aeroplan, Inc.	104	866
Harley-Davidson, Inc.	120	2,668
J. C. Penney Co., Inc.	122	2,620
Johnson Controls, Inc.	348	9,351
Limited Brands, Inc.	168	3,708
Marriott International, Inc. (Class A)	186	5,569
Mattel, Inc.	188	3,978
McDonald’s Corp.	560	36,887
NIKE, Inc. (Class B)	154	10,403
Nordstrom, Inc.	112	3,605
Omnicom Group, Inc.	162	5,557
RONA, Inc.(a)	68	1,003
Shaw Communications, Inc. (Class B)	214	3,854
Stanley Black & Decker, Inc.	82	4,143
Staples, Inc.	376	7,163
Starbucks Corp.	386	9,380
Starwood Hotels & Resorts Worldwide, Inc.	96	3,977
Target Corp.	392	19,275
The Gap, Inc.	272	5,293
The Walt Disney Co.	1,008	31,752
Thomson Reuters Corp.	214	7,659
Tiffany & Co.	64	2,426
TJX Cos., Inc.	220	9,229
V.F. Corp.	58	4,128
Whirlpool Corp.	38	3,337

		254,548

CONSUMER STAPLES — 10.6%
Colgate-Palmolive Co.	260	20,478
Costco Wholesale Corp.	228	12,501
General Mills, Inc.	340	12,077
George Weston Ltd.	26	1,778
Kimberly-Clark Corp.	216	13,096
Kraft Foods, Inc. (Class A)	898	25,144
Loblaw Cos., Ltd.	58	2,104
Metro, Inc. (Class A)	56	2,199
PepsiCo, Inc.	848	51,686
Procter & Gamble Co.	1,522	91,290
Saputo, Inc.	80	2,285
Shoppers Drug Mart Corp.	112	3,463
Sysco Corp.	306	8,742
Viterra, Inc.(a)	194	1,292

		248,135

ENERGY — 6.7%
Apache Corp.	174	14,649
Cenovus Energy, Inc.	390	10,038
Chesapeake Energy Corp.	334	6,997
Devon Energy Corp.	230	14,012
Enbridge, Inc.	196	9,128
EnCana Corp.	390	11,811
EOG Resources, Inc.	130	12,788
Exxon Mobil Corp.	214	12,213
Hess Corp.	170	8,558
National-Oilwell Varco, Inc.	216	7,143
Nexen, Inc.	270	5,311
Suncor Energy, Inc.	810	23,839
Talisman Energy, Inc.	530	8,016
TransCanada Corp.	356	11,908

		156,411

FINANCIALS — 20.2%
AFLAC, Inc.	242	10,326
American Express Co.	616	24,455
AvalonBay Communities, Inc.(b)	42	3,922
Bank of Montreal	288	15,621
Bank of Nova Scotia	534	24,604
BB&T Corp.	356	9,366
Boston Properties, Inc.(b)	72	5,136
Brookfield Asset Management, Inc. (Class A)	298	6,738
Canadian Imperial Bank of Commerce	200	12,426
Chubb Corp.	170	8,502
CME Group, Inc.	34	9,573
Discover Financial Services	282	3,942
Equity Residential(b)	146	6,079
Fifth Third Bancorp	414	5,088
Franklin Resources, Inc.	88	7,585
Genworth Financial, Inc. (Class A)(a)	254	3,320

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
SCHEDULE OF INVESTMENTS — (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
Hartford Financial Services Group, Inc.	230	$5,090
Host Hotels & Resorts, Inc.(b)	340	4,583
Hudson City Bancorp, Inc.	274	3,354
Intercontinental Exchange, Inc.(a)	38	4,295
Keycorp	456	3,507
Kimco Realty Corp.(b)	208	2,796
Lincoln National Corp.	156	3,789
M&T Bank Corp.	62	5,267
Manulife Financial Corp.	912	13,236
Northern Trust Corp.	126	5,884
NYSE Euronext	136	3,758
People’s United Financial, Inc.	194	2,619
PNC Financial Services Group, Inc.	268	15,142
Principal Financial Group, Inc.	166	3,891
ProLogis(b)	246	2,492
Regions Financial Corp.	618	4,066
Royal Bank of Canada	730	34,767
State Street Corp.	256	8,658
Sun Life Financial, Inc.	290	7,617
SunTrust Banks, Inc.	260	6,058
T. Rowe Price Group, Inc.	134	5,948
The Bank of New York Mellon Corp.	624	15,407
The Charles Schwab Corp.	618	8,763
The Progressive Corp.	352	6,589
The Travelers Cos., Inc.	266	13,101
Toronto-Dominion Bank	444	28,770
U.S. Bancorp	986	22,037
Vornado Realty Trust(b)	94	6,857
Wells Fargo & Co.	2,692	68,915

		473,939

HEALTH CARE — 10.5%
Aetna, Inc.	226	5,962
Allergan, Inc.	158	9,205
Amgen, Inc.(a)	516	27,141
Baxter International, Inc.	314	12,761
Becton, Dickinson & Co.	122	8,250
Biogen Idec, Inc.(a)	140	6,643
Bristol-Myers Squibb Co.	890	22,197
Cardiome Pharma Corp.(a)	32	264
Celgene Corp.(a)	238	12,095
CML Healthcare Income Fund	46	429
Genzyme Corp.(a)	138	7,006
Gilead Sciences, Inc.(a)	468	16,043
Johnson & Johnson	1,442	85,164
MDS, Inc.(a)	34	287
QLT, Inc.(a)	28	161
St. Jude Medical, Inc.(a)	170	6,135
Thermo Fisher Scientific, Inc.(a)	212	10,399
WellPoint, Inc.(a)	230	11,254
Zimmer Holdings, Inc.(a)	112	6,054

		247,450

INDUSTRIALS — 10.3%
3M Co.	368	29,068
Bombardier, Inc. (Class B)	744	3,383
C.H. Robinson Worldwide, Inc.	88	4,898
Canadian National Railway Co.	244	13,984
Canadian Pacific Railway, Ltd.	88	4,717
Caterpillar, Inc.	322	19,343
Cooper Industries PLC	86	3,784
CSX Corp.	204	10,125
Cummins, Inc.	104	6,774
Danaher Corp.	336	12,472
Deere & Co.	220	12,250
Dover Corp.	96	4,012
Eaton Corp.	86	5,628
Emerson Electric Co.	392	17,126
Expeditors International Washington, Inc.	110	3,796
Fastenal Co.	76	3,814
FedEx Corp.	162	11,358
Finning International, Inc.	88	1,457
Illinois Tool Works, Inc.	260	10,733
Ingersoll-Rand PLC	166	5,725
Masco Corp.	188	2,023
Norfolk Southern Corp.	190	10,079
PACCAR, Inc.	190	7,575
Pitney Bowes, Inc.	108	2,372
R.R. Donnelley & Sons Co.	106	1,735
Rockwell Automation, Inc.	74	3,633
Roper Industries, Inc.	48	2,686
SPX Corp.	26	1,373
The Dun & Bradstreet Corp.	26	1,745
United Parcel Service, Inc. (Class B)	370	21,049
W.W. Grainger, Inc.	38	3,779

		242,496

INFORMATION TECHNOLOGY — 18.0%
Adobe Systems, Inc.(a)	272	7,189
Agilent Technologies, Inc.(a)	182	5,174
Applied Materials, Inc.	698	8,390
Cisco Systems, Inc.(a)	2,974	63,376

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
SCHEDULE OF INVESTMENTS — (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Corning, Inc.	808	$13,049
Dell, Inc.(a)	1,018	12,277
First Solar, Inc.(a)	32	3,643
Google, Inc. (Class A)(a)	124	55,174
Hewlett-Packard Co.	1,218	52,715
Intel Corp.	2,890	56,210
International Business Machines Corp.	674	83,225
Motorola, Inc.(a)	1,190	7,759
NetApp, Inc.(a)	176	6,567
QUALCOMM, Inc.	864	28,374
Texas Instruments, Inc.	646	15,039
Xerox Corp.	686	5,515

		423,676

MATERIALS — 4.4%
Agnico-Eagle Mines, Ltd.	82	4,974
Agrium, Inc.	82	4,005
Air Products & Chemicals, Inc.	110	7,129
Airgas, Inc.	32	1,990
Ball Corp.	50	2,642
Ecolab, Inc.	122	5,479
Inmet Mining Corp.	30	1,188
International Paper Co.	224	5,069
Kinross Gold Corp.	358	6,121
Martin Marietta Materials, Inc.	24	2,035
MeadWestvaco Corp.	88	1,954
Methanex Corp.	48	945
Nucor Corp.	162	6,201
Owens-Illinois, Inc.(a)	66	1,746
Potash Corp. of Saskatchewan, Inc.	154	13,264
Praxair, Inc.	160	12,158
Sigma-Aldrich Corp.	64	3,189
Teck Resources, Ltd. (Class B)	300	8,871
United States Steel Corp.	74	2,853
Vulcan Materials Co.	66	2,893
Weyerhaeuser Co.	108	3,802
Yamana Gold, Inc.	380	3,898

		102,406

TELECOMMUNICATION SERVICES — 1.3%
BCE, Inc.	132	3,851
Crown Castle International Corp. (a)	152	5,664
MetroPCS Communications, Inc. (a)	138	1,130
NII Holdings, Inc.(a)	86	2,797
Rogers Communications, Inc. (Class B)	250	8,168
Sprint Nextel Corp.(a)	1,528	6,479
Telus Corp. (Non-Voting)	24	868
Windstream Corp.	238	2,513

		31,470

UTILITIES — 3.3%
ATCO, Ltd. (Class I)	26	1,164
Calpine Corp.(a)	172	2,188
Canadian Utilities Ltd. (Class A)	44	1,875
CenterPoint Energy, Inc.	202	2,658
Consolidated Edison, Inc.	146	6,293
Edison International	170	5,392
EQT Corp.	74	2,674
MDU Resources Group, Inc.	98	1,767
NextEra Energy, Inc.	212	10,337
NRG Energy, Inc.(a)	136	2,885
PG&E Corp.	192	7,891
PPL Corp.	196	4,890
Public Service Enterprise Group, Inc.	264	8,271
Questar Corp.	90	4,094
RRI Energy, Inc.(a)	184	697
Sempra Energy	128	5,989
The AES Corp.(a)	344	3,179
TransAlta Corp.	114	2,112
Wisconsin Energy Corp.	60	3,044

		77,400

TOTAL COMMON STOCKS (Cost $2,463,219)		2,257,931

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUND — 3.8%
State Street Institutional Liquid Reserves Fund (Cost $89,761)	89,761	89,761

TOTAL INVESTMENTS — 99.9% (Cost $2,552,980)		2,347,692
OTHER ASSETS AND LIABILITIES — 0.1%		1,826

NET ASSETS — 100.0%		$2,349,518

(a)	Non-income producing security.

(b)	REIT

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (Note B)	$2,347,692
Cash	54
Foreign currency, at value (Cost $373)	370
Dividends and interest receivable (Note B)	2,865

TOTAL ASSETS	2,350,981

LIABILITIES
Accrued advisory fee (Note C)	1,463

TOTAL LIABILITIES	1,463

NET ASSETS	$2,349,518

NET ASSETS CONSIST OF:
Paid in capital	$2,550,000
Undistributed (distribution in excess of) net investment income	4,823
Accumulated net realized gain (loss) on Investments and foreign currency transactions	(3)
Net unrealized appreciation (depreciation) of:
Investments	(205,288)
Foreign currency transaction	(14)

NET ASSETS	$2,349,518

NET ASSET VALUE PER SHARE
Net asset value per share	$23.03

Shares outstanding (unlimited amount authorized, $0.01 par value)	102,000

COST OF INVESTMENTS:
Unaffiliated issuers (Note B)	$2,552,980

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
STATEMENT OF OPERATIONS
Period Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers	$6,447
Foreign taxes withheld	(161)

TOTAL INVESTMENT INCOME	6,286

EXPENSES
Advisory fee (Note C)	1,463

TOTAL EXPENSES	1,463

NET INVESTMENT INCOME (LOSS)	4,823

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	—
Foreign currency transactions	(3)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(205,288)
Foreign currency transactions	(14)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(205,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(200,482)

Commencement of operations — May 18, 2010

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
period
5/18/10*-
6/30/10
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,823
Net realized gain (loss) on investments and foreign currency transactions	(3)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(205,302)

Net increase (decrease) in net assets resulting from operations	(200,482)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,500,000
Proceeds from reinvestment of shares issued	—
Cost of shares redeemed	—

Net increase (decrease) in net assets from beneficial interest transactions	2,500,000

Net increase (decrease) in net assets during the period	2,299,518
Net assets at beginning of period	50,000

NET ASSETS END OF PERIOD(1)	$2,349,518

(1) Including undistributed (distribution in excess of) net investment income	$4,823

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000
Shares issued to shareholders from reinvestment of distributions	—
Shares redeemed	—

Net increase (decrease)	100,000

* Commencement of operations

See accompanying notes to financial statements.

ESG Shares North America Sustainability Index ETF
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	For the
	Period
	5/18/10*-
	6/30/10
	(Unaudited)

Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) )(1)	0.05
Net realized and unrealized gain (loss)(2)	(2.02)

Total from investment operations	(1.97)

Distributions to shareholders from:
Net investment income	—
Net asset value, end of period	$23.03

Total return(3)	(7.88)%
Net assets, end of period (in 000’s)	$2,350
Ratio of expenses to average net assets	0.50	%(4)
Ratio of net investment income (loss) to average net assets	1.65	%(4)
Portfolio turnover rate	0	%(5)

*	Commencement of operations

(1)	Per share numbers have been calculated using the average shares method.

(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. The Fund did not have any security sales transactions during the period from May 18, 2010 through June 30, 2010, and therefore had a zero portfolio turnover rate for the period.

See accompanying notes to financial statements.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited)
June 30, 2010

Note A —	Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of June 30, 2010, the Trust offered one portfolio which represents a series of beneficial interest in the Trust, the ESG Shares North America Sustainability Index ETF (referred to as the “Fund”), which commenced operations on May 18, 2010 and which was first listed on NYSE Arca, Inc. on May 19, 2010. The financial statements herein relate to the Fund which operates as a non-diversified investment company. The Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the FTSE KLD North America Sustainability Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Note B —	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Funds investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Fund’s investments will be valued determined in good faith pursuant to policies and procedures approved by the board of trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of in-kind securities, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more Indexes, is unlikely to result in material dilution of the interests of the Fund’s shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s securities by sector.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level One	Level Two	Level Three	Total

Common Stocks	$2,257,931	$—	$—	$2,257,931
Money Market Fund	89,761	—	—	89,761

Total	$2,347,692	$—	$—	$2,347,692

The Fund did not hold any Level 3 categorized securities during the period from May 18, 2010 through June 30, 2010.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

Investment Transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders

Distributions to shareholders are recorded by the Fund on the ex-dividend date. The Fund expects to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Expenses

The Fund is charged a unified management fee that includes all the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Federal Income Taxes

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Fund is treated as separate entities for U.S. Federal income tax purposes.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Trust’s financial statements, and has determined that there are no material events that would require disclosure in the Trust’s financial statements through this date.

Note C —	Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the Agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective, investment programs and policies.

Pursuant to the Agreement, the Adviser has contracted to furnish the Fund continuously with an investment program, determining what investments to purchase, sell and exchange for the Fund and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Fund. The Fund pays a unified management fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Annual Rate

ESG Shares North America Sustainability Index ETF	0.50%

Out of the management fee, the Adviser pays all expenses of managing and operating the Fund, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

Note D —	Investment Information

At June 30, 2010, the Fund had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $2,094,042, $0, $0, and $0, respectively. At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $2,552,980, gross unrealized appreciation was $3,021 and gross unrealized depreciation was $208,309, resulting in net unrealized appreciation/depreciation of $205,288.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The Fund has yet to complete its first tax reporting period. Management has analyzed the Fund’s current tax positions which will be subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2010, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E —	Approval of Investment Advisory Agreement

Review Process

The Investment Company Act of 1940 (the “1940 Act”) requires that the Trustees request and evaluate, and that Pax World Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Trust’s investment advisory contract (the “Management Contract”). The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”) met telephonically and in person in May and June of 2010 for the purpose of considering the Management Contract (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Trust and its

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

investment management and other arrangements at their regular meetings throughout the year, which will include reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser.

The Trustees met and discussed the Management Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements and with whom they met separately from management. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year. The Trustees evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each fund. However, they also took into account the common interests of all the funds in their review.

Nature, Extent and Quality of Services

In considering the Management Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser. They considered the terms of the Management Contract and received and considered information provided by management that described, among other matters:

•	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

•	the investment program used by the Adviser to manage the Fund,

•	possible conflicts of interest and fall-out benefits,

•	brokerage practices,

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

•	the compliance function of the Adviser,

•	financial results, assets under management and other information relating to the financial resources of the Adviser, and

•	information relating to portfolio manager compensation.

The Trustees considered, among other matters, the Adviser’s general oversight of the Trust. They also took into account, to the extent they deemed relevant in light of the Fund’s index-based investment approach, information concerning the investment philosophy and investment process used by the Adviser in managing the Fund as well as the Adviser’s in-house investment and social research capabilities. They also considered various investment resources available to the Adviser.

The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Fund’s third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser’s compliance and operational functions, as well as steps taken by the Adviser to enhance compliance and operational capabilities and the resources being devoted to each. The Trustees also took into account the fact that the fee paid to the Adviser is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the scope of the services provided to the Fund by the Adviser under the Management Contract was consistent with the Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by the Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser to the Trust were sufficient to warrant approval of the Management Contract.

Fund Performance

Because the North America Sustainability Index ETF was launched on May 18, 2010, no performance data for the Fund was available at the contract review meetings.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

Fees and Other Expenses

The Trustees, including the Independent Trustees, considered the advisory fees paid by the Fund to the Adviser, as well as the Fund’s estimated total expense ratio. In connection with their review, the Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Fund and other investment companies, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Fund, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Fund. The Trustees observed that the Fund’s advisory fees and total expenses appeared generally to be in line with those of other exchange-traded funds identified by the Adviser.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services provided.

Costs of Services Provided and Profitability

The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to the Fund, and that it is difficult to make comparisons of profitability from investment company advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser’s capital structure and cost of capital. The Trustees concluded that, particularly in light of the small size and relatively recent launch of the Fund, they were satisfied that the Adviser’s level of profitability from its relationship with the Trust was not excessive.

Possible Fall-Out Benefits

The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser from its relationships with the Trust, including reputational and other “fall out” benefits. During the course of the year, the Board of Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for other investment companies advised by the Adviser (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Fund. The Trustees considered the receipt of these benefits in light of the Adviser’s overall profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale

The Trustees, including the Independent Trustees, considered the extent to which the Adviser might realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund, and not only in respect of a single Fund.

The Trustees noted that, in light of the small size and relatively recent launch of the Fund, the Fund did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at current asset levels.

Conclusions

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Management Contract with respect to the Fund, was in the best interests of the Fund and should be approved.

Note F —	Other

Proxy Voting

You may obtain a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC’s website at www.sec.gov. The information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

ESG Shares North America Sustainability ETF
Notes to the Financial Statements (Unaudited) — (continued)

Quarterly Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund’s Form N-Qs may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

30 Penhallow Street, Suite 400
Portsmouth NH 03801
888.729.3863
www.esgshares.com
     Printed on recycled paper.
ESG-SAR10

Item 2. Code of Ethics.
     This disclosure is not required for the Semi-annual report filing.
Item 3. Audit Committee Financial Expert.
     This disclosure is not required for the Semi-annual report filing.
Item 4. Principal Accountant Fees and Services.
     This disclosure is not required for the Semi-annual report filing.
Item 5. Audit Committee of Listed Registrants.
     This disclosure is not applicable to the Registrant.
Item 6. Schedule of Investments.
A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.
(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe

Joseph F. Keefe, President

Date	August 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe

Joseph F. Keefe, President (Principal Executive Officer)

Date	August 26, 2010

By (Signature and Title)	/s/ Alicia K. DuBois

Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 26, 2010

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